Share-based compensation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		1,610,432	1,610,432
Share-based compensation			$ 1,760,806
Vesting period			4 years
Expiration period			6 years
Research and development expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 400,157		$ 398,139
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 77,088	$ 660,163	$ 1,362,667